Note 11 - Rehabilitation Provisions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Jul. 31, 2017
Statement Line Items [Line Items]
Reclamation Deposits	$ 494	$ 524
Proceeds from reclamation of deposit	$ 30	$ 0
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs			$ 490